Employee plans (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Assumptions on Stock Options

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2014	2013	2012
Weighted-average fair value of grant	$11.24	$8.79	$9.73
Risk-free interest rate	1.04%	.54%	.54%
Expected volatility	45.65%	50.19%	71.29%
Expected life of options in years	3.71	3.69	3.65
Expected dividend yield	–	–	–

Summary of Stock Option Activity

A summary of stock option activity for the year ended December 31, 2014 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2013	2,698	$32.74
Granted	756	32.20
Exercised	(272)	14.25
Forfeited and expired	(366)	70.30
Outstanding at December 31, 2014	2,816	29.51	2.37	$9.1
Expected to vest at December 31, 2014	1,335	27.37	3.49	$4.7
Exercisable at December 31, 2014	1,456	31.47	1.31	$4.4

Summary of Restricted Stock Unit Activity

A summary of restricted stock unit activity for the year ended December 31, 2014 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2013	401	$23.45
Granted	397	32.16
Vested	(124)	26.76
Forfeited and expired	(320)	27.03
Outstanding at December 31, 2014	354	28.81

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2014 and 2013 follows:

December 31 (millions)	2014	2013
Accumulated benefit obligation	$8,412.6	$7,210.4

Fair value of plan assets	6,167.2	5,646.7

Schedule of Projected Benefit Obligation in Excess of Plan Assets

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2014 and 2013 follows:

December 31 (millions)	2014	2013
Projected benefit obligation	$8,417.9	$7,217.4

Fair value of plan assets	6,167.2	5,646.7

Company's Investment Policy Targets and Ranges for Each Asset Category

The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		Int’l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	38%	32-44%

Debt securities	36%	33-39%	55%	48-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-5%

Other	0%	0%	5%	0-10%

Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31	2014	2013

Health care cost trend rate assumed for next year	6.4%	6.6%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.8%	4.8%

Year that the rate reaches the ultimate trend rate	2023	2023

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.3	$(.2)

Effect on postretirement benefit obligation	3.3	(4.4)

Schedule of Plans' Assets (Liabilities) at Fair Value

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2014.

	U.S. Plans				International Plans
December 31, 2014 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,837.4	$1,831.6	$5.8		$1.6	$1.6
Commingled Funds	461.6		461.6		1,054.8		$1,054.8
Debt Securities
U.S. and UK Govt. Securities	176.9	176.9
Other Fixed Income	1,025.3		1,025.3		330.4		330.4
Insurance Contracts	17.4			$17.4	135.5			$135.5
Commingled Funds					991.1		991.1
Real Estate
Real Estate Investment Trusts	169.1	169.1			1.3	1.3
Real Estate	34.2			34.2	40.8			40.8
Other
Derivatives	18.2	5.9	12.3		7.2		7.2
Private Equity	12.8			12.8
Commingled Funds	102.1		102.1		136.5		85.8	50.7
Pooled Funds	297.2		297.2		1.2		1.2
Cash	(1.3)	(1.3)			18.6	18.6
Receivables	77.4	77.4
Payables	(158.6)	(158.6)			(.1)	(.1)
Total	$4,069.7	$2,101.0	$1,904.3	$64.4	$2,718.9	$21.4	$2,470.5	$227.0
Other postretirement plans
Insurance Contracts	$7.3			$7.3
Pooled Funds	1.8		$1.8
Total	$9.1		$1.8	$7.3

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2013.

	U.S. Plans				International Plans
December 31, 2013 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,916.2	$1,916.2			$1.8	$1.8
Commingled Funds	494.3		$494.3		1,046.7		$1,046.7
Debt Securities
U.S. and UK Govt. Securities	148.8	148.8
Other Fixed Income	978.1		978.1		268.9		268.9
Insurance Contracts	79.5			$79.5	151.3			$151.3
Commingled Funds					983.7		983.7
Real Estate
Real Estate Investment Trusts	145.7	145.7			1.3	1.3
Real Estate	34.7			34.7	42.8			42.8
Other
Derivatives	(4.2)	(4.5)	.3		19.1		19.1
Private Equity	16.5			16.5
Commingled Funds	93.3		93.3		141.0		90.8	50.2
Pooled Funds	236.1		236.1		3.2		3.2
Cash	5.7	5.7			22.1	22.1
Receivables	45.5	45.5
Payables	(142.2)	(142.2)			(.1)	(.1)
Total	$4,048.0	$2,115.2	$1,802.1	$130.7	$2,681.8	$25.1	$2,412.4	$244.3
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.3	$1.3
Pooled Funds	.4		$.4
Total	$9.2	$1.3	$.4	$7.5

Summary of Changes in the Fair Value of the Plans' Level 3 Assets

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2014.

(millions)	January 1, 2014	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2014	December 31, 2014
U.S. plans
Pension plan
Real Estate	$34.7	$4.7		$(4.9)	$(.3)	$34.2
Private Equity	16.5	(24.4)		(6.7)	27.4	12.8
Insurance Contracts	79.5	.1		(63.0)	.8	17.4
Total	$130.7	$(19.6)		$(74.6)	$27.9	$64.4

Other postretirement plans
Insurance Contracts	$7.5		$.2	$(.4)		$7.3

International pension plans
Insurance Contracts	$151.3		$7.0	$(13.0)	$(9.8)	$135.5
Real Estate	42.8	$(.2)	15.3	(15.5)	(1.6)	40.8
Commingled Funds	50.2	.1	1.0	(.3)	(.3)	50.7

Total	$244.3	$(.1)	$23.3	$(28.8)	$(11.7)	$227.0

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2013.

(millions)	January 1, 2013	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2013	December 31, 2013
U.S. plans
Pension plan
Real Estate	$34.8	$.5		$(2.4)	$1.8	$34.7
Private Equity	20.8	(17.5)		(5.8)	19.0	16.5
Insurance Contracts	90.9			(6.7)	(4.7)	79.5

Total	$146.5	$(17.0)		$(14.9)	$16.1	$130.7

Other postretirement plans
Insurance Contracts	$7.9	$(.2)	$.2	$(.4)		$7.5

International pension plans
Insurance Contracts	$146.7		$6.6	$(12.7)	$10.7	$151.3
Real Estate	31.1		9.5		2.2	42.8
Commingled Funds	58.1	$.4		(12.3)	4.0	50.2

Total	$235.9	$.4	$16.1	$(25.0)	$16.9	$244.3

Pension Plans
Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet

Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets at December 31, 2014 and 2013 follow:

	U.S. Plans		International Plans
December 31 (millions)	2014	2013	2014	2013

Change in projected benefit obligation

Benefit obligation at beginning of year	$5,158.8	$5,646.8	$3,059.2	$2,945.4

Service cost	–	–	8.4	10.4

Interest cost	248.3	220.4	117.9	106.6

Plan participants’ contributions	–	–	3.1	3.1

Plan amendment	(46.3)	–	(1.0)	(6.3)

Plan curtailment	–	–	(.3)	–

Actuarial loss (gain)	670.0	(355.9)	559.4	(19.3)

Benefits paid	(365.3)	(352.5)	(115.4)	(100.8)

Foreign currency translation adjustments	–	–	(276.4)	120.1

Benefit obligation at end of year	$5,665.5	$5,158.8	$3,354.9	$3,059.2

Change in plan assets

Fair value of plan assets at beginning of year	$4,048.0	$3,786.7	$2,681.8	$2,399.2

Actual return on plan assets	299.9	572.6	278.0	166.3

Employer contribution	87.1	41.2	96.3	106.0

Plan participants’ contributions	–	–	3.1	3.1

Benefits paid	(365.3)	(352.5)	(115.4)	(100.8)

Foreign currency translation adjustments	–	–	(224.9)	108.0

Fair value of plan assets at end of year	$4,069.7	$4,048.0	$2,718.9	$2,681.8

Funded status at end of year	$(1,595.8)	$(1,110.8)	$(636.0)	$(377.4)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$18.9	$82.6

Other accrued liabilities	(6.9)	(6.9)	(.2)	(.2)

Long-term postretirement liabilities	(1,588.9)	(1,103.9)	(654.7)	(459.8)

Total funded status	$(1,595.8)	$(1,110.8)	$(636.0)	$(377.4)

Accumulated other comprehensive loss, net of tax

Net loss	$2,973.5	$2,425.9	$1,076.1	$817.7

Prior service (credit) cost	$(44.5)	$1.4	$(12.8)	$(16.0)

Accumulated benefit obligation	$5,665.5	$5,158.8	$3,349.3	$3,051.5

Components of Net Periodic Benefit (Income) Cost

Net periodic pension cost for 2014, 2013 and 2012 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2014	2013	2012	2014	2013	2012

Service cost	$–	$–	$–	$8.4	$10.4	$8.6

Interest cost	248.3	220.4	252.9	117.9	106.6	113.1

Expected return on plan assets	(287.1)	(291.5)	(285.7)	(160.5)	(141.9)	(136.1)

Amortization of prior service (credit)	(.4)	.7	.7	(2.1)	(2.1)	(.5)

Recognized net actuarial loss	109.7	139.0	124.0	40.2	51.9	36.9

Curtailment gain	–	–	–	(.6)	–	(5.7)
Net periodic pension cost	$70.5	$68.6	$91.9	$3.3	$24.9	$16.3

Expected Future Benefit Payments

As of December 31, 2014, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int’l.

2015	$362.7	$103.2

2016	363.7	106.0

2017	365.7	109.1

2018	366.4	112.0

2019	367.2	115.4

2020 - 2024	1,839.4	615.9

Pension Plans | Net Periodic Pension Cost
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	5.02%	4.01%	4.96%	4.15%	3.92%	4.65%

Rate of compensation increase	N/A	N/A	N/A	2.08%	2.06%	2.66%

Expected long-term rate of return on assets	7.72%	8.00%	8.00%	6.45%	6.40%	6.59%

Pension Plans | Benefit Obligation
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.09%	5.02%	4.01%	3.05%	4.15%	3.92%

Rate of compensation increase	N/A	N/A	N/A	1.68%	2.08%	2.06%

Other Postretirement Benefit Plans
Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2014 and 2013, follows:

December 31 (millions)	2014	2013

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$159.7	$180.5

Service cost	.6	.6

Interest cost	7.6	7.9

Plan participants’ contributions	4.6	4.9

Actuarial gain	(2.4)	(11.5)

Federal drug subsidy	1.4	1.8

Benefits paid	(20.0)	(23.2)

Foreign currency translation and other adjustments	(1.5)	(1.3)

Benefit obligation at end of year	$150.0	$159.7

Change in plan assets

Fair value of plan assets at beginning of year	$9.2	$9.7

Actual return on plan assets	–	(.2)

Employer contributions	15.3	18.0

Plan participants’ contributions	4.6	4.9

Benefits paid	(20.0)	(23.2)

Fair value of plan assets at end of year	$9.1	$9.2

Funded status at end of year	$(140.9)	$(150.5)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$1.0	$1.1

Other accrued liabilities	(15.6)	(18.0)

Long-term postretirement liabilities	(126.3)	(133.6)

Total funded status	$(140.9)	$(150.5)

Accumulated other comprehensive loss, net of tax

Net loss	$32.0	$36.7
Prior service cost	1.2	3.0

Components of Net Periodic Benefit (Income) Cost

Net periodic postretirement benefit cost for 2014, 2013 and 2012, follows:

Year ended December 31 (millions)	2014	2013	2012

Service cost	$.6	$.6	$.5

Interest cost	7.6	7.9	8.7

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.7	1.8	1.8

Recognized net actuarial loss	1.7	4.5	3.2

Net periodic benefit cost	$11.1	$14.3	$13.7

Expected Future Benefit Payments

As of December 31, 2014, the following benefits are expected to be paid to or from the company’s postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2015	$1.3	$19.6

2016	1.2	17.2

2017	1.1	16.6

2018	1.0	15.8

2019	.9	15.0

2020 – 2024	2.7	53.9

Other Postretirement Benefit Plans | Benefit Obligation
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:
Discount rate	5.27%	5.86%	5.15%

Other Postretirement Benefit Plans | Net Periodic Postretirement Benefit Cost
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	5.86%	5.15%	5.84%

Expected return on plan assets	6.75%	6.75%	6.75%